12. DISCONTINUED OPERATONS (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

	Interior design business	Timeshare and health care provider business	Total discontinued operations	Interior design business	Timeshare and health care provider business	Total discontinued operations
	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2016	2016	2016	2015	2015	2015

ASSETS
CURRENT ASSETS
Cash	$—	$73	$73	$11,796	$9,443	$21,239
Restricted cash	112,836	—	112,836	—	—	—
Accounts receivable, net	—	—	—	5,393	—	5,393
Refundable income taxes	—	—	—	237,077	—	237,077
Inventory	—	—	—	1,816	—	1,816
Total current assets	112,836	73	112,909	256,082	9,443	265,525

Other assets
Escrow account		—	—	174,965	—	174,965
Deposits	—	—	—	954	—	954
Total other assets	—	—	—	175,919	—	175,919

TOTAL ASSETS	$112,836	$73	$112,909	$432,001	$9,443	$441,444

LIABILITIES
CURRENT LIABILITIES
Accounts payable and accrued expenses	$5,654	$—	$5,654	$5,904	$—	$5,904
Deferred revenue	—	—	—	5,623	—	5,623
Accrued legal settlements	—	75,000	75,000	—	94,294	94,294
Total current liabilities	5,654	75,000	80,654	11,527	94,294	105,821

TOTAL LIABILITIES	$5,654	$75,000	$80,654	$11,527	$94,294	$105,821

	Interior design business	Timeshare and health care provider business	Total discontinued operations	Interior design business	Timeshare and health care provider business	Total discontinued operations	Interior design business	Timeshare and health care provider business	Total discontinued operations
	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2016	2016	2016	2015	2015	2015	2014	2014	2014

Timeshare deed liquidation revenue	$—	$—	$—	$—	$54,231	$54,231	$—	$40,787	$40,787

Revenue - Interior design business		—	—	264,625	—	264,625	312,510	—	312,510
Cost of services	—	—	—	(332,919)	—	(332,919)	(286,093)	—	(286,093)
Gross (loss)/profit	—	—	—	(68,294)	—	(68,294)	26,417	—	26,417

General and administrative	(42,681)	—	(42,681)	(120,345)	(24,906)	(145,251)	(474,338)	(232,141)	(706,479)
Impairment on goodwill from Timeshare business	—	—	—	—	—	—	—	(372,965)	(372,965)

Operating (loss)/profit from discontinued operations before interest and benefit for income taxes	(42,681)	—	(42,681)	(188,639)	29,325	(159,314)	(447,921)	(564,319)	(1,012,240)

Interest income	—	—	—	318	—	318	524	—	524
Interest expense	—	—	—	(1,567)	—	(1,567)	—	—	—
Other expense, net	—	(4,283)	(4,283)	—	—	—	—	—	—
(Loss)/Income from discontinued operations before benefit for income taxes	(42,681)	(4,283)	(46,964)	(189,888)	29,325	(160,563)	(447,397)	(564,319)	(1,011,716)
Benefit from income taxes on discontinued operations			—	—	—	—	318,771	84,736	403,507
Net (loss)/income	$(42,681)	$(4,283)	$(46,964)	$(189,888)	$29,325	$(160,563)	$(128,626)	$(479,583)	$(608,209)